Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Recently issued accounting standards
3.1	Recently issued accounting standards

As an emerging growth company that prepares its financial statements in accordance with U.S. GAAP, the Group has elected to use the extended transition period for complying with any new or revised financial accounting standards.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements – Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. The ASU modifies the disclosure or presentation requirements of a variety of Topics in the Codification to align with the SEC’s regulations. The ASU also makes those requirements applicable to entities that were not previously subject to the SEC’s requirements. The ASU is effective for the Company two years after the effective date to remove the related disclosure from Regulation S-X or S-K. As of the date these financial statements have been made available for issuance, the SEC has not yet removed any related disclosure. The Group does not expect the adoption of ASU 2023-06 to have a material effect on its consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” which will add required disclosures of significant expenses for each reportable segment, as well as certain other disclosures to help investors understand how the chief operating decision maker (“CODM”) evaluates segment expenses and operating results. The new standard will also allow disclosure of multiple measures of segment profitability, if those measures are used to allocate resources and assess performance. The amendments will be effective for public companies for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group is currently evaluating the impact of this accounting standard update on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for the Company’s annual reporting periods beginning after December 15, 2025. Adoption is either with a prospective method or a fully retrospective method of transition. Early adoption is permitted. The Group is currently evaluating the effect that adoption of ASU 2023-09 will have on its consolidated financial statements.

Business Combinations
3.2	Business Combinations

Reverse recapitalization

On July 10, 2023, Galata Acquisition Corp (Galata) and Marti Technologies Inc. (Marti Delaware) came together via a SPAC merger which has been accounted for as a reverse recapitalization. Marti Delaware’s assets and liabilities were maintained at historical cost, together with entries for the value of Galata’s net assets, and no goodwill or intangibles were recorded.

Accordingly, share capital, APIC and share premium for periods prior to the reverse recapitalization have been retrospectively adjusted.

Operating Segments
3.3	Operating segments

The Group comprises of the following main operating segments: Two-wheeled electric vehicle rentals and ride-hailing. The Group’s ride-hailing operating segment consists of a service which matches riders with drivers traveling in the same direction to share car and motorcycle rides. The Group’s two-wheeled electric vehicle rentals operating segment consists of its electric scooter, electric bike, and electric moped rental services.

The Group is organised and managed on the basis of these operating segments. Being the reportable operating segments for the Group, they form the focus of the Group’s internal reporting systems and they are the basis used by the Chief Operating Decision Maker Oğuz Alper Öktem who is also the CEO of the Group, and management for assessing the performance of the Group and allocating resources within the business.

The ride-hailing service which was launched in October 2022, offers car and motorcycle ride-hailing options that connects riders with drivers traveling in the same direction. Riders and drivers agree on the price of the ride, though the Group currently does not enable payment over its mobile app or charge a fee for this service. With this addition, the Group is aligning the services to cater to a broader and more diverse customer base and better meet customer demand for both four-and two-wheeled vehicles. In the second half of 2024, the Group is planning to continue to invest in growing the ride-hailing business.

These operating segments offer different products and services and are managed separately because they require different technology and marketing strategies and are affected by different economic conditions.

Information regarding the results of each reportable operating segment is included below. Performance is measured based on an operating segment’s revenue, cost of revenue, selling and marketing expenses, general and administrative expenses, other expenses , and segment profit/(loss) before income tax expense as included in the internal management reports that are reviewed by the Group’s Chief Operating Decision Maker (CODM) and management. Segment profit/(loss) before income tax expense is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain operating segments relative to other entities that operate within these industries. The Group does not allocate assets to its reportable segments at this time, and no such information is provided to the CODM.

For the periods June 30, 2024 and 2023, the key financial information regarding the operating segments comprised of the following:

	January 1 – June 30, 2024
	Ride-hailing	Two-wheeled electric vehicle rentals	Unallocated	Total

Revenue	-	8,408,711	-	8,408,711
Cost of revenue	-	(9,886,487)	-	(9,886,487)
General and administrative expenses	(5,198,449)	(3,854,635)	-	(9,053,084)
Selling and marketing expenses	(6,236,299)	(225,606)	-	(6,461,905)
Research and development expenses	(565,770)	(45,547)	-	(611,317)
Other expense	(1,103,809)	(494,849)	-	(1,598,658)
Other income	-	984,015	-	984,015
Financial income	-	-	558,718	558,718
Financial expense	-	-	(4,208,923)	(4,208,923)
Loss before income tax expense	(13,104,327)	(5,114,398)	(3,650,205)	(21,868,930)

	January 1 – June 30, 2023
	Ride-hailing	Two-wheeled electric vehicle rentals	Unallocated	Total

Revenue	-	9,484,761	-	9,484,761
Cost of revenue	-	(13,018,053)	-	(13,018,053)
General and administrative expenses	(1,224,937)	(4,443,420)	-	(5,668,357)
Selling and marketing expenses	(2,985,954)	(224,817)	-	(3,210,771)
Research and development expenses	-	-	(1,500,488)	(1,500,488)
Other expense	-	-	(565,184)	(565,184)
Other income	-	-	374,041	374,041
Financial income	-	-	2,719,636	2,719,636
Financial expense	-	-	(1,946,324)	(1,946,324)
Loss before income tax expense	(4,210,891)	(8,201,529)	(918,319)	(13,330,739)